FINANCIAL INSTRUMENTS (Details 2) $ in Thousands, in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CLF ( )	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CLF ( )	Dec. 31, 2018 USD ($)
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	$ 307,136		$ 460,846
Other non-current financial liabilities	5,714,728		5,452,194
Other financial liabilities	6,021,864		5,913,040
Current lease liabilities	63,640		69,208
Non-current lease liabilities	148,115		201,817
Lease liabilities	211,755		271,025
Trade and other current payables	630,243		681,937
Trade and other non-current payables	0		2,230
Trade and other payables	630,243		684,167
Current financial liabilities	1,001,019		1,211,991
Non-current financial liabilities	5,862,843		5,656,241
Financial liabilities	6,021,864	1,188,917	5,913,040	1,329,653	$ 4,513,688
Not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	63,605		93,182
Current lease liabilities	18,631		21,518
Trade and other current payables	589,167		681,689
Current financial liabilities	671,403		796,389
Later than three months and not later than one year [member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	243,531		367,664
Current lease liabilities	45,009		47,690
Trade and other current payables	41,076		248
Current financial liabilities	329,616		415,602
Later than one year and not later than five years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	726,207		531,476
Non-current lease liabilities	85,964		117,608
Trade and other non-current payables	0		2,230
Non-current financial liabilities	812,171		651,314
Later than five years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	4,068,930		3,840,063
Non-current lease liabilities	40,245		37,801
Trade and other non-current payables	0		0
Non-current financial liabilities	4,109,175		3,877,863
Later than three years and not later than five years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	919,591		1,080,656
Non-current lease liabilities	21,906		46,408
Trade and other non-current payables	0		0
Non-current financial liabilities	941,497		1,127,064
Bonds obligations [Member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	90,924		276,704
Other non-current financial liabilities	4,617,020		4,555,039
Other financial liabilities	4,707,944		4,831,743
Financial liabilities	1,188,917		1,329,653
Bonds obligations [Member] | Not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	32,053		22,374
Bonds obligations [Member] | Later than three months and not later than one year [member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	58,871		254,330
Bonds obligations [Member] | Later than one year and not later than five years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	214,092		201,427
Bonds obligations [Member] | Later than five years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	3,818,584		3,775,728
Bonds obligations [Member] | Later than three years and not later than five years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	584,344		577,884
Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	215,434		183,305
Other non-current financial liabilities	1,058,826		763,717
Other financial liabilities	1,274,260		947,022
Bank Borrowings [Member] | Not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	30,774		69,971
Bank Borrowings [Member] | Later than three months and not later than one year [member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	184,660		113,334
Bank Borrowings [Member] | Later than one year and not later than five years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	473,233		196,611
Bank Borrowings [Member] | Later than five years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	250,346		64,334
Bank Borrowings [Member] | Later than three years and not later than five years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	335,247		502,772
Trade and other payables [Member]
Disclosure Of Financials Instruments [Line items]
Trade and other current payables	626,504		673,057
Trade and other non-current payables	0		2,230
Trade and other payables	626,504		675,287
Trade and other payables [Member] | Not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Trade and other current payables	585,428		672,809
Trade and other payables [Member] | Later than three months and not later than one year [member]
Disclosure Of Financials Instruments [Line items]
Trade and other current payables	41,076		248
Trade and other payables [Member] | Later than one year and not later than five years [member]
Disclosure Of Financials Instruments [Line items]
Trade and other non-current payables	0		2,230
Trade and other payables [Member] | Later than five years [member]
Disclosure Of Financials Instruments [Line items]
Trade and other non-current payables	0		0
Trade and other payables [Member] | Later than three years and not later than five years [member]
Disclosure Of Financials Instruments [Line items]
Trade and other non-current payables	0		0
Accounts payable to related companies [Member]
Disclosure Of Financials Instruments [Line items]
Trade and other current payables	3,739		8,880
Trade and other non-current payables	0		0
Trade and other payables	3,739		8,880
Accounts payable to related companies [Member] | Not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Trade and other current payables	3,739		8,880
Accounts payable to related companies [Member] | Later than three months and not later than one year [member]
Disclosure Of Financials Instruments [Line items]
Trade and other current payables	0		0
Accounts payable to related companies [Member] | Later than one year and not later than five years [member]
Disclosure Of Financials Instruments [Line items]
Trade and other non-current payables	0		0
Accounts payable to related companies [Member] | Later than five years [member]
Disclosure Of Financials Instruments [Line items]
Trade and other non-current payables	0		0
Accounts payable to related companies [Member] | Later than three years and not later than five years [member]
Disclosure Of Financials Instruments [Line items]
Trade and other non-current payables	0		0
Swap and forward [Member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	778		837
Other non-current financial liabilities	38,882		133,438
Other financial liabilities	39,660		134,275
Swap and forward [Member] | Not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	778		837
Swap and forward [Member] | Later than three months and not later than one year [member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	0		0
Swap and forward [Member] | Later than one year and not later than five years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	38,882		133,438
Swap and forward [Member] | Later than five years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	0		0
Swap and forward [Member] | Later than three years and not later than five years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	0		0
Lease Liablities [Member]
Disclosure Of Financials Instruments [Line items]
Current lease liabilities	63,640		69,208
Non-current lease liabilities	148,115		201,817
Lease liabilities	211,755		271,025
Lease Liablities [Member] | Not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Current lease liabilities	18,631		21,518
Lease Liablities [Member] | Later than three months and not later than one year [member]
Disclosure Of Financials Instruments [Line items]
Current lease liabilities	45,009		47,690
Lease Liablities [Member] | Later than one year and not later than five years [member]
Disclosure Of Financials Instruments [Line items]
Non-current lease liabilities	85,964		117,608
Lease Liablities [Member] | Later than five years [member]
Disclosure Of Financials Instruments [Line items]
Non-current lease liabilities	40,245		37,801
Lease Liablities [Member] | Later than three years and not later than five years [member]
Disclosure Of Financials Instruments [Line items]
Non-current lease liabilities	$ 21,906		$ 46,408